UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 28, 2022
Semiannual Report
to Shareholders
DWS Multi-Asset Conservative
Allocation Fund
DWS Multi-Asset Moderate Allocation Fund

Contents
4	Letter to Shareholders
5	Performance Summaries
11	Portfolio Management Team
12	Portfolio Summaries
13	Investment Portfolios
21	Statements of Assets and Liabilities
23	Statements of Operations
24	Statements of Changes in Net Assets
26	Financial Highlights
32	Notes to Financial Statements
46	Information About Each Fund’s Expenses
49	Liquidity Risk Management
50	Advisory Agreement Board Considerations and Fee Evaluation
55	Account Management Resources
57	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Each Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, each Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose each Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	3

Letter to Shareholders
Dear Shareholder:
While 2022 began with a moderately positive outlook for the economy given good corporate earnings and continued support from central banks, that shifted in late February as a result of escalating tensions between Russia and Ukraine, leading to a major conflict and subsequently a war. The attack on Ukraine has created an incredible humanitarian crisis as well as an economic and geopolitical emergency. At the time of this letter, our investors are focused on continuously assessing risks and forming opinions on the impact of this crisis on inflation, global trade, and the future of the world economy. As the current situation changes each day there is great uncertainty, and as such, we expect volatility to remain high until this conflict is resolved.
Our CIO Office expects that decisive interventions by central banks and other authorities will help ease current stress on financial systems. We also expect that the U.S. Federal Reserve (the “Fed” ) will remain on its course to fight increasing inflation expectations by increasing the key interest rates several times over the course of the year. Even more than the Fed, we believe that the European Central Bank (the “ECB” ) will focus on fighting recession and financial security risks as an immediate priority by continuing to monitor the impact of higher energy prices and dependencies on Russian gas imports. This may delay ECB changes to the net asset purchasing program. Our view is that the scope and pace of a future recovery from the resolution of the Ukraine crisis is likely to remain uneven among regions, asset classes and investment sectors.
In our view, the current market environment is one that underscores the value and importance of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office, which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world, makes an important difference in executing strategic and tactical decisions for the DWS Funds. As always, thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Performance Summaries	February 28, 2022 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/22
Unadjusted for Sales Charge	–4.69%	1.98%	5.27%	4.96%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–10.17%	–3.89%	4.03%	4.34%
S&P Target Risk Conservative Index†	–4.34%	0.95%	5.54%	4.82%
Average Annual Total Returns as of 12/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		7.96%	7.00%	6.22%
Adjusted for the Maximum Sales Charge (max 5.75% load)		1.75%	5.74%	5.59%
S&P Target Risk Conservative Index†		4.99%	6.97%	5.60%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/22
Unadjusted for Sales Charge	–5.05%	1.28%	4.49%	4.19%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–5.95%	1.28%	4.49%	4.19%
S&P Target Risk Conservative Index†	–4.34%	0.95%	5.54%	4.82%
Average Annual Total Returns as of 12/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		7.15%	6.20%	5.42%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		7.15%	6.20%	5.42%
S&P Target Risk Conservative Index†		4.99%	6.97%	5.60%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/22
No Sales Charges	–4.57%	2.24%	5.53%	5.23%
S&P Target Risk Conservative Index†	–4.34%	0.95%	5.54%	4.82%
Average Annual Total Returns as of 12/31/21 (most recent calendar quarter end)
No Sales Charges		8.25%	7.28%	6.49%
S&P Target Risk Conservative Index†		4.99%	6.97%	5.60%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	5

DWS Multi-Asset Conservative Allocation Fund
month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2021 are 1.23%, 2.05% and 0.97% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
6	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.
On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class C	Class S
Net Asset Value
2/28/22	$13.64	$13.63	$13.62
8/31/21	$15.27	$15.26	$15.25
Distribution Information as of 2/28/22
Income Dividends, Six Months	$ .13	$ .07	$ .14
Capital Gain Distributions	$ .84	$ .84	$ .84
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	7

DWS Multi-Asset Moderate Allocation Fund
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/22
Unadjusted for Sales Charge	–4.07%	5.48%	7.13%	6.72%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–9.59%	–0.58%	5.87%	6.09%
S&P Target Risk Moderate Index†	–4.38%	2.10%	6.42%	5.84%
Average Annual Total Returns as of 12/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		13.25%	9.04%	8.29%
Adjusted for the Maximum Sales Charge (max 5.75% load)		6.73%	7.76%	7.65%
S&P Target Risk Moderate Index†		7.12%	8.05%	6.81%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/22
Unadjusted for Sales Charge	–4.46%	4.68%	6.31%	5.93%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–5.34%	4.68%	6.31%	5.93%
S&P Target Risk Moderate Index†	–4.38%	2.10%	6.42%	5.84%
Average Annual Total Returns as of 12/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		12.48%	8.23%	7.48%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		12.48%	8.23%	7.48%
S&P Target Risk Moderate Index†		7.12%	8.05%	6.81%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/22
No Sales Charges	–3.92%	5.76%	7.39%	6.98%
S&P Target Risk Moderate Index†	–4.38%	2.10%	6.42%	5.84%
Average Annual Total Returns as of 12/31/21 (most recent calendar quarter end)
No Sales Charges		13.56%	9.31%	8.55%
S&P Target Risk Moderate Index†		7.12%	8.05%	6.81%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
8	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2021 are 1.66%, 2.43% and 1.42% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.
On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	9

DWS Multi-Asset Moderate Allocation Fund
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class C	Class S
Net Asset Value
2/28/22	$ 9.85	$ 9.86	$ 9.83
8/31/21	$11.26	$11.23	$11.25
Distribution Information as of 2/28/22
Income Dividends, Six Months	$ .21	$ .13	$ .24
Capital Gain Distributions	$ .79	$ .79	$ .79
10	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Portfolio Management Team
Dokyoung Lee, CFA, Regional Head of Multi Asset & Solutions
Portfolio Manager of each Fund. Began managing each Fund in 2018.
—
Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.
—
Americas Multi-Asset Head: New York.
—
BSE, Princeton University.
Fabian Degen, CFA, Senior Portfolio Manager Multi Asset & Solutions
Portfolio Manager of each Fund. Began managing each Fund in 2021.
—
Joined DWS in 2007.
—
Portfolio Manager and Analyst: New York.
—
Bachelor of International Business Administration in Investments and Finance from the International University of Applied Sciences Bad Honnef, Bonn (with semester at the University of Maine (USA)).
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	11

Portfolio Summaries	(Unaudited)
DWS Multi-Asset Conservative Allocation Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/22	8/31/21
Fixed Income — Bond Funds	24%	23%
Fixed Income — Exchange-Traded Funds	30%	31%
Fixed Income — Money Market Funds	6%	4%
Equity — Equity Funds	29%	31%
Equity — Exchange-Traded Funds	10%	10%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%
DWS Multi-Asset Moderate Allocation Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/22	8/31/21
Fixed Income — Bond Funds	15%	14%
Fixed Income — Exchange-Traded Funds	16%	18%
Fixed Income — Money Market Funds	7%	1%
Equity — Equity Funds	45%	48%
Equity — Exchange-Traded Funds	16%	18%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about each Fund’s investment portfolio, see page 13-20. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 55 for contact information.
12	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Investment Portfolios	as of February 28, 2022 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 29.5%
DWS Core Equity Fund “Institutional” (a)	342,604	10,798,885
DWS Emerging Markets Equity Fund “Institutional” (a)	38,647	772,562
DWS ESG Core Equity Fund “Institutional” (a)	362,696	6,684,478
DWS RREEF Global Infrastructure Fund “Institutional” (a)	53,572	927,327
DWS RREEF Real Estate Securities Fund “Institutional” (a)	70,109	1,660,870
DWS Small Cap Core Fund “S” (a)	52,728	2,360,650
Total Equity — Equity Funds (Cost $15,124,029)		23,204,772
Equity — Exchange-Traded Funds 9.8%
iShares Core MSCI Europe ETF	27,917	1,485,185
iShares MSCI Japan ETF	42,812	2,694,587
iShares MSCI Pacific ex Japan ETF	17,181	801,322
SPDR S&P Emerging Asia Pacific ETF	23,635	2,732,915
Total Equity — Exchange-Traded Funds (Cost $6,808,311)		7,714,009
Fixed Income — Bond Funds 24.6%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	420,837	3,328,819
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	148,402	1,400,914
DWS GNMA Fund “Institutional” (a)	659,107	8,772,715
DWS High Income Fund “Institutional” (a)	1,269,247	5,876,613
Total Fixed Income — Bond Funds (Cost $19,562,981)		19,379,061
Fixed Income — Exchange-Traded Funds 30.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	90,675	11,316,240
iShares JP Morgan USD Emerging Markets Bond ETF	7,429	736,957
iShares TIPS Bond ETF	23,172	2,947,015
iShares U.S. Treasury Bond ETF	127,828	3,292,849
Vanguard Total International Bond ETF	98,678	5,296,048
Total Fixed Income — Exchange-Traded Funds (Cost $24,287,649)		23,589,109

The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	13

DWS Multi-Asset Conservative Allocation Fund
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.6%
U.S. Treasury Bills, 0.054% (b), 5/19/2022 (c) (Cost $464,945)	465,000	464,689
	Shares	Value ($)
Fixed Income — Money Market Funds 5.7%
DWS Central Cash Management Government Fund, 0.06% (a) (d), 1/1/2030 (Cost $4,475,243)	4,475,243	4,475,243
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $70,723,158)	100.2	78,826,883
Other Assets and Liabilities, Net	(0.2)	(153,316)
Net Assets	100.0	78,673,567
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2022 are as follows:
Value ($) at 8/31/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
Equity — Equity Funds 29.5%
DWS Core Equity Fund “Institutional” (a)
13,017,129	2,603,706	3,125,200	408,459	(2,105,209)	44,213	1,455,493	342,604	10,798,885
DWS Emerging Markets Equity Fund “Institutional” (a)
822,340	92,008	—	—	(141,786)	14,607	—	38,647	772,562
DWS ESG Core Equity Fund “Institutional” (a)
7,724,881	1,715,803	1,574,600	(7,982)	(1,173,624)	63,372	845,431	362,696	6,684,478
DWS RREEF Global Infrastructure Fund “Institutional” (a)
913,882	34,557	—	—	(21,112)	6,129	28,428	53,572	927,327
DWS RREEF Real Estate Securities Fund “Institutional” (a)
1,802,474	523,347	506,900	30,507	(188,558)	11,359	84,788	70,109	1,660,870
DWS Small Cap Core Fund “S” (a)
1,762,409	1,257,549	499,700	315,384	(474,992)	—	41,949	52,728	2,360,650
Fixed Income — Bond Funds 24.6%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
3,934,625	92,880	—	—	(698,686)	92,880	—	420,837	3,328,819
The accompanying notes are an integral part of the financial statements.
14	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Value ($) at 8/31/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
907,496	1,076,303	484,000	(10,855)	(88,030)	284,803	—	148,402	1,400,914
DWS GNMA Fund “Institutional” (a)
9,234,362	453,269	641,000	(16,169)	(257,747)	49,168	—	659,107	8,772,715
DWS High Income Fund “Institutional” (a)
5,524,298	892,506	242,000	(2,224)	(295,967)	143,406	—	1,269,247	5,876,613
Fixed Income — Money Market Funds 5.7%
DWS Central Cash Management Government Fund, 0.06% (a) (d)
3,491,260	10,167,703	9,183,720	—	—	655	—	4,475,243	4,475,243
49,135,156	18,909,631	16,257,120	717,120	(5,445,711)	710,592	2,456,089	7,893,192	47,059,076
During the period ended February 28, 2022, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $8,741,928 and $7,073,400, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $3,773,471 and $5,413,655, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At February 28, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At February 28, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Euro Stoxx 50 Index	EUR	3/18/2022	45	2,107,474	1,981,416	(126,058)
At February 28, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/21/2022	8	1,011,229	1,019,500	(8,271)
The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	15

DWS Multi-Asset Conservative Allocation Fund
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$23,204,772	$ —	$—	$23,204,772
Equity — Exchange-Traded Funds	7,714,009	—	—	7,714,009
Fixed Income — Bond Funds	19,379,061	—	—	19,379,061
Fixed Income — Exchange-Traded Funds	23,589,109	—	—	23,589,109
Short- Term U.S. Treasury Obligations	—	464,689	—	464,689
Fixed Income — Money Market Funds	4,475,243	—	—	4,475,243
Total	$78,362,194	$464,689	$ —	$78,826,883
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$ (134,329)	$ —	$—	$ (134,329)
Total	$ (134,329)	$ —	$ —	$ (134,329)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
16	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 45.2%
DWS Core Equity Fund “Institutional” (a)	268,309	8,457,110
DWS Emerging Markets Equity Fund “Institutional” (a)	11,887	237,626
DWS RREEF Global Infrastructure Fund “Institutional” (a)	30,342	525,221
DWS RREEF Real Estate Securities Fund “Institutional” (a)	48,041	1,138,099
DWS Small Cap Core Fund “S” (a)	25,744	1,152,575
Total Equity — Equity Funds (Cost $6,351,969)		11,510,631
Equity — Exchange-Traded Funds 15.9%
iShares Core MSCI Europe ETF	20,631	1,097,569
iShares MSCI Japan ETF	19,365	1,218,833
iShares MSCI Pacific ex Japan ETF	8,244	384,500
SPDR S&P Emerging Asia Pacific ETF	11,638	1,345,702
Total Equity — Exchange-Traded Funds (Cost $3,546,833)		4,046,604
Fixed Income — Bond Funds 14.5%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	57,292	453,182
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	62,552	590,491
DWS GNMA Fund “Institutional” (a)	114,784	1,527,772
DWS High Income Fund “Institutional” (a)	239,522	1,108,989
Total Fixed Income — Bond Funds (Cost $3,621,653)		3,680,434
Fixed Income — Exchange-Traded Funds 16.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,941	1,989,437
iShares JP Morgan USD Emerging Markets Bond ETF	1,213	120,329
iShares TIPS Bond ETF	4,212	535,682
iShares U.S. Treasury Bond ETF	25,526	657,550
Vanguard Total International Bond ETF	14,092	756,318
Total Fixed Income — Exchange-Traded Funds (Cost $4,143,784)		4,059,316
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills, 0.054% (b), 5/19/2022 (c) (Cost $309,963)	310,000	309,793

The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	17

DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)
Fixed Income — Money Market Funds 7.4%
DWS Central Cash Management Government Fund, 0.06% (a) (d), 1/1/2030 (Cost $1,870,070)	1,870,070	1,870,070
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $19,844,272)	100.2	25,476,848
Other Assets and Liabilities, Net	(0.2)	(39,056)
Net Assets	100.0	25,437,792
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2022 are as follows:
Value ($) at 8/31/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
Equity — Equity Funds 45.2%
DWS Core Equity Fund “Institutional” (a)
9,675,627	1,802,804	1,709,800	175,823	(1,487,344)	33,420	1,122,384	268,309	8,457,110
DWS Emerging Markets Equity Fund “Institutional” (a)
278,490	4,493	—	—	(45,357)	4,493	—	11,887	237,626
DWS RREEF Global Infrastructure Fund “Institutional” (a)
569,216	21,524	52,400	2,930	(16,049)	3,817	17,707	30,342	525,221
DWS RREEF Real Estate Securities Fund “Institutional” (a)
1,524,923	346,678	612,040	26,319	(147,781)	8,919	59,059	48,041	1,138,099
DWS Small Cap Core Fund “S” (a)
864,399	697,781	319,300	225,069	(315,374)	—	20,481	25,744	1,152,575
Fixed Income — Bond Funds 14.5%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
535,656	12,645	—	—	(95,119)	12,645	—	57,292	453,182
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
423,577	526,948	304,000	(6,820)	(49,214)	132,968	—	62,552	590,491
DWS GNMA Fund “Institutional” (a)
1,591,280	148,522	164,400	(3,987)	(43,643)	8,523	—	114,784	1,527,772
DWS High Income Fund “Institutional” (a)
1,227,671	28,294	89,000	(783)	(57,193)	28,294	—	239,522	1,108,989
The accompanying notes are an integral part of the financial statements.
18	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
Value ($) at 8/31/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
Fixed Income — Money Market Funds 7.4%
DWS Central Cash Management Government Fund, 0.06% (a) (d)
415,717	4,592,126	3,137,773	—	—	220	—	1,870,070	1,870,070
17,106,556	8,181,815	6,388,713	418,551	(2,257,074)	233,299	1,219,631	2,728,543	17,061,135
During the period ended February 28, 2022, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $3,589,689 and $3,250,940, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $841,706 and $1,752,807, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At February 28, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At February 28, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/21/2022	1	126,416	127,437	1,021
Euro Stoxx 50 Index	EUR	3/18/2022	14	655,676	616,441	(39,235)
Russell E-Mini 2000 Index	USD	3/18/2022	1	113,345	102,224	(11,121)
S&P 500 E-Mini Index	USD	3/18/2022	1	234,588	218,400	(16,188)
Total net unrealized depreciation						(65,523)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	19

DWS Multi-Asset Moderate Allocation Fund
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$11,510,631	$ —	$—	$11,510,631
Equity — Exchange-Traded Funds	4,046,604	—	—	4,046,604
Fixed Income — Bond Funds	3,680,434	—	—	3,680,434
Fixed Income — Exchange-Traded Funds	4,059,316	—	—	4,059,316
Short- Term U.S. Treasury Obligations	—	309,793	—	309,793
Fixed Income — Money Market Funds	1,870,070	—	—	1,870,070
Derivatives (a)
Futures Contracts	1,021	—	—	1,021
Total	$25,168,076	$309,793	$ —	$25,477,869
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$ (66,544)	$ —	$—	$ (66,544)
Total	$ (66,544)	$ —	$ —	$ (66,544)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
20	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Assets and Liabilities
as of February 28, 2022 (Unaudited)

Assets	DWSMulti-Asset Conservative Allocation Fund	DWSMulti-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (Cost $31,560,905, $8,000,580)	$ 31,767,807	$ 8,415,713
Investments in affiliated Underlying Funds, at value (Cost $39,162,253, $11,843,692)	47,059,076	17,061,135
Cash	10,000	20,022
Receivable for Fund shares sold	6,884	13,975
Interest receivable	193	76
Other assets	33,489	26,919
Total assets	78,877,449	25,537,840
Liabilities
Payable for Fund shares redeemed	88,660	41,298
Payable for variation margin on futures contracts	28,668	4,817
Accrued Trustees' fees	1,149	703
Other accrued expenses and payables	85,405	53,230
Total liabilities	203,882	100,048
Net assets, at value	$ 78,673,567	$ 25,437,792
Net Assets Consist of
Distributable earnings (loss)	10,929,289	6,645,704
Paid-in capital	67,744,278	18,792,088
Net assets, at value	$ 78,673,567	$ 25,437,792
The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	21

Statements of Assets and Liabilities as of February 28, 2022 (Unaudited) (continued)

Net Asset Value	DWSMulti-Asset Conservative Allocation Fund	DWSMulti-Asset Moderate Allocation Fund
Class A
Net assets applicable to shares outstanding	32,604,152	17,962,840
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,390,089	1,823,547
Net Asset Value and redemption price per share	$ 13.64	$ 9.85
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 14.47	$ 10.45
Class C
Net assets applicable to shares outstanding	1,338,442	1,180,980
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	98,205	119,731
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 13.63	$ 9.86
Class S
Net assets applicable to shares outstanding	44,730,973	6,293,972
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,284,064	640,116
Net Asset Value, offering and redemption price per share	$ 13.62	$ 9.83
The accompanying notes are an integral part of the financial statements.
22	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Operations
for the six months ended February 28, 2022 (Unaudited)

Investment Income	DWSMulti-Asset Conservative Allocation Fund	DWSMulti-Asset Moderate Allocation Fund
Income:
Dividends	$ 573,805	$ 156,793
Income distributions from affiliated Underlying Funds	710,592	233,299
Total income	1,284,397	390,092
Expenses:
Management fee	42,163	13,861
Administration fee	39,884	12,764
Services to shareholders	59,073	21,824
Distribution and service fees	47,841	28,790
Custodian fee	2,597	2,412
Audit fee	24,477	24,115
Legal fees	7,712	7,350
Tax fees	3,940	3,940
Reports to shareholders	11,171	9,365
Registration fees	19,171	21,696
Trustees' fees and expenses	2,534	1,566
Other	5,359	4,330
Total expenses before expense reductions	265,922	152,013
Expense reductions	(52,964)	(74,996)
Total expenses after expense reductions	212,958	77,017
Net investment income	1,071,439	313,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	717,120	418,551
Sale of non-affiliated Underlying Funds	(22,568)	(4,638)
Capital gain distributions from affiliated Underlying Funds	2,456,089	1,219,631
Futures	44,767	38,310
	3,195,408	1,671,854
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	(5,445,711)	(2,257,074)
Non-affiliated Underlying Funds	(2,424,739)	(695,560)
Futures	(194,182)	(94,384)
Foreign currency	(26,183)	(7,824)
	(8,090,815)	(3,054,842)
Net gain (loss)	(4,895,407)	(1,382,988)
Net increase (decrease) in net assets resulting from operations	$ (3,823,968)	$ (1,069,913)
The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	23

Statements of Changes in Net Assets
DWS Multi-Asset Conservative Allocation Fund
	Six Months Ended February 28, 2022	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 1,071,439	$ 1,090,209
Net realized gain (loss)	3,195,408	4,721,024
Change in net unrealized appreciation (depreciation)	(8,090,815)	4,698,068
Net increase (decrease) in net assets resulting from operations	(3,823,968)	10,509,301
Distributions to shareholders:
Class A	(2,222,457)	(1,264,743)
Class C	(69,269)	(54,681)
Class S	(3,064,767)	(1,804,137)
Total distributions	(5,356,493)	(3,123,561)
Fund share transactions:
Proceeds from shares sold	2,687,028	4,883,881
Reinvestment of distributions	5,202,180	3,010,924
Payments for shares redeemed	(4,904,769)	(10,579,866)
Net increase (decrease) in net assets from Fund share transactions	2,984,439	(2,685,061)
Increase (decrease) in net assets	(6,196,022)	4,700,679
Net assets at beginning of period	84,869,589	80,168,910
Net assets at end of period	$78,673,567	$ 84,869,589
The accompanying notes are an integral part of the financial statements.
24	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Changes in Net Assets  (continued)
DWS Multi-Asset Moderate Allocation Fund
	Six Months Ended February 28, 2022	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 313,075	$ 221,002
Net realized gain (loss)	1,671,854	1,623,964
Change in net unrealized appreciation (depreciation)	(3,054,842)	2,771,848
Net increase (decrease) in net assets resulting from operations	(1,069,913)	4,616,814
Distributions to shareholders:
Class A	(1,680,170)	(701,769)
Class C	(101,729)	(60,361)
Class S	(608,991)	(255,284)
Total distributions	(2,390,890)	(1,017,414)
Fund share transactions:
Proceeds from shares sold	1,255,043	3,115,446
Reinvestment of distributions	2,362,008	999,925
Payments for shares redeemed	(1,766,154)	(4,618,595)
Net increase (decrease) in net assets from Fund share transactions	1,850,897	(503,224)
Increase (decrease) in net assets	(1,609,906)	3,096,176
Net assets at beginning of period	27,047,698	23,951,522
Net assets at end of period	$25,437,792	$27,047,698

The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	25

Financial Highlights
DWS Multi-Asset Conservative Allocation Fund — Class A
	Six Months Ended 2/28/22	Years Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$15.27	$13.97	$13.42	$13.20	$12.93	$12.25
Income (loss) from investment operations:
Net investment income[a]	.18	.17	.23	.30	.22	.22
Net realized and unrealized gain (loss)	(.84)	1.67	.60	.18	.27	.66
Total from investment operations	(.66)	1.84	.83	.48	.49	.88
Less distributions from:
Net investment income	(.13)	(.22)	(.28)	(.26)	(.22)	(.20)
Net realized gains	(.84)	(.32)	—	—	—	—
Total distributions	(.97)	(.54)	(.28)	(.26)	(.22)	(.20)
Net asset value, end of period	$13.64	$15.27	$13.97	$13.42	$13.20	$12.93
Total Return (%)[b,c,d]	(4.69) *	13.46	6.38	3.69	3.80	7.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	35	33	35	36	34
Ratio of expenses before expense reductions (%)[e]	.79 **	.79	.83	.81	.82	.80
Ratio of expenses after expense reductions (%)[e]	.65 **	.67	.62	.66	.73	.69
Ratio of net investment income (%)	2.48 **	1.20	1.70	2.30	1.70	1.76
Portfolio turnover rate (%)	16 *	39	108	31	45	5
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
26	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund — Class C
	Six Months Ended 2/28/22	Years Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$15.26	$13.95	$13.41	$13.19	$12.92	$12.23
Income (loss) from investment operations:
Net investment income[a]	.13	.07	.13	.21	.13	.13
Net realized and unrealized gain (loss)	(.85)	1.67	.60	.17	.26	.67
Total from investment operations	(.72)	1.74	.73	.38	.39	.80
Less distributions from:
Net investment income	(.07)	(.11)	(.19)	(.16)	(.12)	(.11)
Net realized gains	(.84)	(.32)	—	—	—	—
Total distributions	(.91)	(.43)	(.19)	(.16)	(.12)	(.11)
Net asset value, end of period	$13.63	$15.26	$13.95	$13.41	$13.19	$12.92
Total Return (%)[b,c,d]	(5.05) *	12.70	5.59	2.84	3.02	6.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	2	3	8
Ratio of expenses before expense reductions (%)[e]	1.65 **	1.61	1.64	1.60	1.55	1.58
Ratio of expenses after expense reductions (%)[e]	1.40 **	1.42	1.37	1.41	1.48	1.44
Ratio of net investment income (%)	1.73 **	.48	.95	1.61	.97	1.02
Portfolio turnover rate (%)	16 *	39	108	31	45	5
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	27

DWS Multi-Asset Conservative Allocation Fund — Class S
	Six Months Ended 2/28/22	Years Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$15.25	$13.95	$13.40	$13.18	$12.91	$12.23
Income (loss) from investment operations:
Net investment income[a]	.20	.21	.26	.33	.25	.25
Net realized and unrealized gain (loss)	(.85)	1.66	.61	.18	.27	.67
Total from investment operations	(.65)	1.87	.87	.51	.52	.92
Less distributions from:
Net investment income	(.14)	(.25)	(.32)	(.29)	(.25)	(.24)
Net realized gains	(.84)	(.32)	—	—	—	—
Total distributions	(.98)	(.57)	(.32)	(.29)	(.25)	(.24)
Net asset value, end of period	$13.62	$15.25	$13.95	$13.40	$13.18	$12.91
Total Return (%)[b,c]	(4.57) *	13.76	6.65	3.96	4.06	7.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	48	45	46	48	52
Ratio of expenses before expense reductions (%)[d]	.52 **	.53	.55	.55	.54	.55
Ratio of expenses after expense reductions (%)[d]	.40 **	.42	.37	.41	.48	.44
Ratio of net investment income (%)	2.72 **	1.45	1.94	2.55	1.95	2.00
Portfolio turnover rate (%)	16 *	39	108	31	45	5
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
28	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund — Class A
	Six Months Ended 2/28/22	Years Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$11.26	$9.78	$9.66	$10.07	$9.88	$9.51
Income (loss) from investment operations:
Net investment income[a]	.13	.09	.13	.17	.13	.13
Net realized and unrealized gain (loss)	(.54)	1.81	.56	(.10)	.61	.79
Total from investment operations	(.41)	1.90	.69	.07	.74	.92
Less distributions from:
Net investment income	(.21)	(.08)	(.23)	(.13)	(.13)	(.15)
Net realized gains	(.79)	(.34)	(.34)	(.35)	(.42)	(.40)
Total distributions	(1.00)	(.42)	(.57)	(.48)	(.55)	(.55)
Net asset value, end of period	$9.85	$11.26	$9.78	$9.66	$10.07	$9.88
Total Return (%)[b,c,d]	(4.07) *	20.00	7.12	1.27	7.60	10.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	19	16	19	20	20
Ratio of expenses before expense reductions (%)[e]	1.17 **	1.18	1.30	1.25	1.16	1.16
Ratio of expenses after expense reductions (%)[e]	.61 **	.74	.68	.70	.66	.60
Ratio of net investment income (%)	2.36 **	.86	1.34	1.79	1.27	1.36
Portfolio turnover rate (%)	18 *	39	87	36	45	9
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	29

DWS Multi-Asset Moderate Allocation Fund — Class C
	Six Months Ended 2/28/22	Years Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$11.23	$9.75	$9.63	$10.03	$9.84	$9.47
Income (loss) from investment operations:
Net investment income[a]	.09	.01	.06	.10	.05	.06
Net realized and unrealized gain (loss)	(.54)	1.81	.55	(.09)	.61	.79
Total from investment operations	(.45)	1.82	.61	.01	.66	.85
Less distributions from:
Net investment income	(.13)	(.00) *	(.15)	(.06)	(.05)	(.08)
Net realized gains	(.79)	(.34)	(.34)	(.35)	(.42)	(.40)
Total distributions	(.92)	(.34)	(.49)	(.41)	(.47)	(.48)
Net asset value, end of period	$9.86	$11.23	$9.75	$9.63	$10.03	$9.84
Total Return (%)[b,c,d]	(4.46) **	19.14	6.30	.59	6.79	9.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	2	2	3	5
Ratio of expenses before expense reductions (%)[e]	1.98 ***	1.95	2.02	1.96	1.85	1.88
Ratio of expenses after expense reductions (%)[e]	1.36 ***	1.48	1.43	1.45	1.41	1.35
Ratio of net investment income (%)	1.63 ***	.11	.61	1.06	.55	.60
Portfolio turnover rate (%)	18 **	39	87	36	45	9
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
30	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund — Class S
	Six Months Ended 2/28/22	Years Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$11.25	$9.78	$9.66	$10.07	$9.87	$9.51
Income (loss) from investment operations:
Net investment income[a]	.14	.12	.15	.19	.15	.15
Net realized and unrealized gain (loss)	(.53)	1.80	.56	(.10)	.63	.79
Total from investment operations	(.39)	1.92	.71	.09	.78	.94
Less distributions from:
Net investment income	(.24)	(.11)	(.25)	(.15)	(.16)	(.18)
Net realized gains	(.79)	(.34)	(.34)	(.35)	(.42)	(.40)
Total distributions	(1.03)	(.45)	(.59)	(.50)	(.58)	(.58)
Net asset value, end of period	$9.83	$11.25	$9.78	$9.66	$10.07	$9.87
Total Return (%)[b,c]	(3.92) *	20.20	7.41	1.54	7.99	10.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	6	6	6	7
Ratio of expenses before expense reductions (%)[d]	.93 **	.94	1.03	.97	.87	.89
Ratio of expenses after expense reductions (%)[d]	.36 **	.49	.43	.45	.41	.35
Ratio of net investment income (%)	2.60 **	1.10	1.59	2.05	1.53	1.59
Portfolio turnover rate (%)	18 *	39	87	36	45	9
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	31

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund”  or collectively as “Funds” ) are each a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds” ) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds” ). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.”  Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Fund’s financial statements and are available upon request.
Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.
The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual
32	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.
Exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1 securities.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	33

investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.
At February 28, 2022, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $71,174,427. The net unrealized appreciation for all investments based on tax cost was $7,652,456. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $9,613,210 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,960,754.
At February 28, 2022, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was $19,969,301. The net unrealized appreciation for all investments based on tax cost was $5,507,547. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,837,211 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $329,664.
The Funds have reviewed the tax positions for the open tax years as of August 31, 2021 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss
34	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in futures and the tax character of capital gain distributions from Underlying Funds. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.
B.	Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended February 28, 2022, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds' tactical asset allocation process.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	35

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of February 28, 2022 is included in the tables following the Funds' Investment Portfolios. For the six months ended February 28, 2022, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,981,000 to $4,697,000 for DWS Multi-Asset Conservative Allocation Fund and from approximately $1,031,000 to $1,640,000 for DWS Multi-Asset Moderate Allocation Fund. For the six months ended February 28, 2022, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $1,020,000 for DWS Multi-Asset Conservative Allocation Fund.
The following tables summarize the value of the Fund’s derivative instruments held as of February 28, 2022 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Interest Rate Contracts (a)	$ —	$ 1,021
Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.

36	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Liabilities Derivative	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ (126,058)	$ (66,544)
Interest Rate Contracts (a)	(8,271)	—
	$ (134,329)	$ (66,544)
Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:
(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.
Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the six months ended February 28, 2022 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ 77,300	$ 45,338
Interest Rate Contracts (a)	(32,533)	(7,028)
	$ 44,767	$ 38,310
Each of the above derivatives is located in the following Statements of Operations accounts:
(a)	Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ (181,353)	$ (95,405)
Interest Rate Contracts (a)	(12,829)	1,021
	$ (194,182)	$ (94,384)
Each of the above derivatives is located in the following Statements of Operations accounts:
(a)	Change in net unrealized appreciation (depreciation) on futures
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	37

C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, each Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the six months ended February 28, 2022, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.103% and 0.105% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.
The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At February 28, 2022, DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund. At February 28, 2022, DWS Multi-Asset Conservative Allocation Fund held 5% or greater of the following Underlying DWS Fund’s outstanding shares: 5% of DWS Emerging Markets Fixed Income Fund.
For the period from September 1, 2021 through September 30, 2021, for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as
38	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

extraordinary expenses, taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	1.13%	1.23%
Class C	1.88%	1.98%
Class S	.88%	.98%
Effective October 1, 2021 through November 30, 2022, for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	1.09%	1.06%
Class C	1.84%	1.81%
Class S	.84%	.81%
For the six months ended February 28, 2022, fees waived and/or expenses reimbursed for each class were as follows:
DWS Multi-Asset Conservative Allocation Fund
Class A	$ 23,575
Class C	1,566
Class S	27,823
$ 52,964
DWS Multi-Asset Moderate Allocation Fund
Class A	$ 52,507
Class C	3,998
Class S	18,491
$ 74,996
Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	39

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee (“Administration Fee” ) of 0.097% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2022, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Unpaid at February 28, 2022
DWS Multi-Asset Conservative Allocation Fund	$39,884	$5,917
DWS Multi-Asset Moderate Allocation Fund	$12,764	$1,905
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2022, the amounts charged to the Funds by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2022
DWS Multi-Asset Conservative Allocation Fund
Class A	$ 9,715	$ 3,248
Class C	362	162
Class S	19,485	6,562
	$ 29,562	$ 9,972
DWS Multi-Asset Moderate Allocation Fund
Class A	4,999	1,673
Class C	324	128
Class S	3,023	947
	$ 8,346	$ 2,748
In addition, for the six months ended February 28, 2022, the amounts charged to the Funds for recordkeeping and other administrative services
40	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

provided by unaffiliated third parties, included in the Statements of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$ 14,244
Class C	1,212
Class S	7,240
$ 22,696
DWS Multi-Asset Moderate Allocation Fund
Class A	8,857
Class C	995
Class S	1,765
$ 11,617
Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2022, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2022
DWS Multi-Asset Conservative Allocation Fund
Class C	$ 4,613	$ 777
DWS Multi-Asset Moderate Allocation Fund
Class C	4,857	679
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	41

accounts the firms service. For the six months ended February 28, 2022, the Service Fees were as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2022	Annualized Rate
DWS Multi-Asset Conservative Allocation Fund
Class A	$ 41,723	$ 13,405.24%
Class C	1,505	667.24%
	$ 43,228	$ 14,072
DWS Multi-Asset Moderate Allocation Fund
Class A	22,370	8,348.24%
Class C	1,563	541.24%
	$ 23,933	$ 8,889
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2022 for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $592 and $1,406, respectively.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the six months ended February 28, 2022, the CDSC for Class C shares for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $103 and $32, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the six months ended February 28, 2022, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders”  were as follows:
Other Service Fees	Total Aggregated	Unpaid at February 28, 2022
DWS Multi-Asset Conservative Allocation Fund	$451	$100
DWS Multi-Asset Moderate Allocation Fund	$551	$100
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
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Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.	Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at February 28, 2022.
E.	Funds Share Transactions
DWS Multi-Asset Conservative Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	59,701	$ 849,348	156,697	$ 2,267,414
Class C	24,081	336,035	9,709	137,313
Class S	102,701	1,501,645	169,600	2,479,154
		$ 2,687,028		$ 4,883,881
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	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	150,472	$ 2,169,106	86,423	$ 1,231,000
Class C	4,793	69,091	3,839	54,599
Class S	205,843	2,963,983	121,342	1,725,325
		$ 5,202,180		$ 3,010,924
Shares redeemed
Class A	(140,454)	$ (2,012,198)	(314,122)	$ (4,555,186)
Class C	(20,809)	(308,794)	(55,603)	(821,612)
Class S	(176,093)	(2,583,777)	(360,388)	(5,203,068)
		$ (4,904,769)		$ (10,579,866)
Net increase (decrease)
Class A	69,719	$ 1,006,256	(71,002)	$ (1,056,772)
Class C	8,065	96,332	(42,055)	(629,700)
Class S	132,451	1,881,851	(69,446)	(998,589)
		$ 2,984,439		$ (2,685,061)
DWS Multi-Asset Moderate Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	86,014	$ 938,687	197,028	$ 2,081,950
Class C	5,254	55,270	23,194	246,546
Class S	23,733	261,086	75,266	786,950
		$ 1,255,043		$ 3,115,446
Shares issued to shareholders in reinvestment of distributions
Class A	158,516	$ 1,653,325	68,244	$ 687,895
Class C	9,726	101,729	5,976	60,361
Class S	58,305	606,954	25,017	251,669
		$ 2,362,008		$ 999,925
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	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(106,599)	$ (1,170,708)	(256,455)	$ (2,678,435)
Class C	(30,458)	(335,843)	(89,359)	(938,519)
Class S	(24,222)	(259,603)	(95,148)	(1,001,641)
		$ (1,766,154)		$ (4,618,595)
Net increase (decrease)
Class A	137,931	$ 1,421,304	8,817	$ 91,410
Class C	(15,478)	(178,844)	(60,189)	(631,612)
Class S	57,816	608,437	5,135	36,978
		$ 1,850,897		$ (503,224)
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds' accounting and financial reporting.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	45

Information About Each Fund’s Expenses
As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds’ annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2021 to February 28, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
46	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Expenses and Value of a $1,000 Investment
for the six months ended February 28, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/22	$ 953.10	$ 949.50	$ 954.30
Expenses Paid per $1,000*	$ 3.15	$ 6.77	$ 1.94
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/22	$1,021.57	$1,017.85	$1,022.81
Expenses Paid per $1,000*	$ 3.26	$ 7.00	$ 2.01
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Conservative Allocation Fund	.65%	1.40%	.40%
**	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	47

DWS Multi-Asset Moderate Allocation Fund
Expenses and Value of a $1,000 Investment
for the six months ended February 28, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/22	$ 959.30	$ 955.40	$ 960.80
Expenses Paid per $1,000*	$ 2.96	$ 6.59	$ 1.75
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/22	$1,021.77	$1,018.05	$1,023.01
Expenses Paid per $1,000*	$ 3.06	$ 6.80	$ 1.81
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Moderate Allocation Fund	.61%	1.36%	.36%
**	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
48	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	49

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Multi-Asset Conservative Allocation Fund’s and DWS Multi-Asset Moderate Allocation Fund’s (each a “Fund”  and collectively, the “Funds” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Funds' Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds' performance, fees and expenses, and profitability from a fee consultant retained by the Funds' Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Funds.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds' contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of
50	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing each Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.
DWS Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, DWS Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	51

performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020.
DWS Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, DWS Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective May 10, 2021. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2021. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant.
DWS Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Conservative Allocation Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses” ).
DWS Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset
52	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Moderate Allocation Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge Universe Expenses.
The Board also reviewed data comparing total (net) operating expenses of each other operational share class of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Funds and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Funds.
On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing each Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of each Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of each Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	53

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
54	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	55

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
DWS Multi-Asset Conservative Allocation Fund
	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081
DWS Multi-Asset Moderate Allocation Fund
	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084
56	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	57

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
58	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Notes

222 South Riverside Plaza Chicago, IL 60606-5808
MULTI-3
(R-026694-12 4/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, each a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2022